UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10573

ALLIANCEBERNSTEIN NATIONAL MUNICIPAL

INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2009

Date of reporting period: January 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein National Municipal Income Fund

Portfolio of Investments

January 31, 2009 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 183.8%
Long-Term Municipal Bonds - 181.9%
Alabama - 6.3%
Huntsville Hlth Care Auth (Huntsville Hosp Sys) (Prerefunded)
Series 02B
5.75%, 6/01/32	$6,000	$6,828,420
Jefferson Cnty Ltd Oblig Sch Warrants
Series 04A
5.25%, 1/01/18 - 1/01/23	3,100	1,744,093
Jefferson Cnty Swr Rev (Capital Impr Warrants) (Prerefunded)
FGIC Series 02
5.00%, 2/01/41	1,535	1,663,080
FGIC Series 02B
5.00%, 2/01/41	2,465	2,694,886
Marshall Cnty Hlth Care Auth (Marshall Cnty Med Ctr)
Series 02A
5.75%, 1/01/32	2,500	2,133,275
Series 02D
5.75%, 1/01/32	3,000	2,556,780
Montgomery Spl Care Fac Fin Auth (Baptist Hlth)
Series 04C
5.125%, 11/15/24	1,500	1,261,500
5.25%, 11/15/29	1,810	2,093,157

		20,975,191

Alaska - 2.8%
Alaska Intl Arpt Rev
MBIA Series 03B
5.00%, 10/01/26	2,000	1,853,620
Alaska Muni Bond Bank Auth
MBIA Series 04G
5.00%, 2/15/22 - 2/15/24	2,930	3,016,653
Four Dam Pwr Agy
Series 04
5.00%, 7/01/24	1,035	974,670
5.25%, 7/01/25 - 7/01/26	3,580	3,410,991

		9,255,934

Arizona - 1.7%
Arizona Cap Fac Fin Corp (Arizona St Univ Proj)
Series 00
6.25%, 9/01/32	1,550	1,137,111
Phoenix Civic Impr Corp. Wastewtr Sys
MBIA Series 04
5.00%, 7/01/23	1,250	1,289,338
Salt Verde Fin Corp. (Prepaid Gas)
5.25%, 12/01/22 - 12/01/23	4,150	3,241,224

		5,667,673

Arkansas - 0.7%
Arkansas Dev Fin Auth SFMR (Mtg Rev)
GNMA/ FNMA Series 02A
5.30%, 7/01/34	2,575	2,434,199

California - 16.3%
California
5.00%, 2/01/32	2,450	2,230,088
Series 04
5.00%, 2/01/33	1,100	993,003
California (Unrefunded)
5.25%, 4/01/30	20	19,402
Chula Vista IDR (San Diego Gas)
Series 96A
5.30%, 7/01/21	4,000	3,883,040
Coachella Valley Uni Sch Dist
MBIA Series 03
5.00%, 9/01/31	1,000	878,210
Coast CCD
FSA Series 06B
5.00%, 8/01/23 - 8/01/24 (a)	11,370	11,686,602
Golden St Tobacco Securitization Corp. (Prerefunded)
RADIAN Series 03
5.50%, 6/01/43	2,250	2,571,637
XLCA Series 03B
5.50%, 6/01/33	3,000	3,428,850
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/23 (a)	2,140	2,225,258
Grossmont-Cuyamaca CCD
ASSURED GTY
5.00%, 8/01/22 (a)	2,340	2,481,523
Hartnell CCD (Prerefunded)
MBIA Series 03A
5.00%, 8/01/27	1,155	1,336,497

La Quinta Fin Auth
AMBAC Series 04A
5.25%, 9/01/24	2,000	2,021,080
Los Angeles CCD
Series F-1
5.00%, 8/01/28	5,800	5,721,816
Los Angeles Comnty Redev Agy (Grand Central Square)
Series 04L
5.00%, 3/01/18	1,715	1,651,991
Los Angeles Regl Arpt (Laxfuel Corp) AMT
AMBAC Series 01
5.50%, 1/01/32	9,500	8,048,685
Pomona COP
AMBAC Series 03
5.50%, 6/01/34	3,000	2,789,460
San Rafael Elem Sch Dist
FSA Series 03A
5.00%, 8/01/28	2,820	2,651,674

		54,618,816

Colorado - 4.8%
Avon Hsg Auth MFHR (Buffalo Ridge II Proj) AMT
GNMA Series 02A
5.70%, 10/20/43 (b)	4,950	4,927,230
Colorado Ed & Cultural Fac Auth (Knowledge Quest Charter Sch)
Series 05
6.50%, 5/01/36	495	354,336
Colorado Hlth Fac Auth (Evangelical Lutheran Proj)
5.25%, 6/01/19 - 6/01/23	2,425	2,078,059
Colorado Hlth Fac Auth (Parkview Med Ctr)
Series 04
5.00%, 9/01/25	2,560	2,050,355
Colorado Toll Rev (Hwy E-470) (Prerefunded)
Series 00
Zero Coupon, 9/01/35	10,000	1,484,800
Northwest Metro Dist No 3
6.125%, 12/01/25	1,000	541,680
Park Creek Metro Dist Rev Ltd (Ref-Sr-Ltd Tax Ppty Tax)
Series 05
5.25%, 12/01/25	3,000	1,998,960
5.50%, 12/01/30	890	568,603

Todd Creek Farms Metro Dist No 1
6.125%, 12/01/22	1,970	1,355,931
Series 04
6.125%, 12/01/19	1,180	873,342

		16,233,296

District Of Columbia - 1.0%
Dist of Columbia Spl Tax Rev (Gallery Place Proj)
FSA Series 02
5.40%, 7/01/31	3,500	3,338,090

Florida - 16.9%
Beacon Tradeport CDD
Series 02B
7.25%, 5/01/33	4,930	3,768,640
Brevard Cnty HFA SFMR (Mtg Rev) AMT
GNMA Series 02C
5.40%, 3/01/33	615	514,896
Collier Cnty CFD (Fiddler’s Creek)
Series 02A
6.875%, 5/01/33	2,865	1,970,891
Series 02B
6.625%, 5/01/33	2,155	1,435,230
Dade Cnty Arpt Rev (Miami Int’l Arpt) AMT
FGIC Series 02
5.375%, 10/01/32	6,040	4,729,139
Florida Ed & Athletic Fac (FSU Fin Assistance)
AMBAC Series 02
5.00%, 10/01/31	5,000	4,721,300
Florida HFC MFHR (Westlake Apts) AMT
FSA Series 02-D1
5.40%, 3/01/42	8,780	7,591,451
Florida HFC MFHR (Westminster Apts) AMT
FSA Series 02E-1
5.40%, 4/01/42	3,000	2,593,560
Hamal CDD (Prerefunded)
Series 01
6.75%, 5/01/31	2,460	2,777,315
Lee Cnty Arpt Rev (Southwest Fl Int’l) AMT
FSA Series 00A
5.75%, 10/01/22 - 10/01/25	9,500	9,008,335

Lee Cnty IDA (Shell Point) (Prerefunded)
Series 99A
5.50%, 11/15/29	6,170	6,467,949
Miami Beach Hlth Fac Auth (Mount Sinai Med Ctr)
6.75%, 11/15/24	4,000	2,666,200
Midtown Miami CDD
Series 04A
6.00%, 5/01/24	2,475	1,759,478
Miromar Lakes CDD
Series 00A
7.25%, 5/01/12	1,140	1,060,656
Orange Cnty Hosp (Orlando Regl) (Prerefunded)
Series 02
5.75%, 12/01/32	2,800	3,246,348
Pinellas Cnty HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02A
5.40%, 3/01/32	695	592,571
Univ of Central Florida Athletics Assoc, Inc.
FGIC Series 04A
5.125%, 10/01/24	1,325	1,109,900
Village CDD
Series 03A
6.00%, 5/01/22	695	582,639

		56,596,498

Georgia - 1.6%
Cartersville Dev Auth (Anheuser Busch Proj) AMT
Series 02
5.95%, 2/01/32	2,510	1,968,367
Georgia HFA SFMR (Mtg Rev) AMT
Series 02A-02
5.60%, 12/01/32	3,785	3,456,311

		5,424,678

Hawaii - 1.2%
Hawaii Dept of Budget & Fin Spl Purpose Rev (Elec Co & Subsidiary Prog)
XLCA Series 03B
5.00%, 12/01/22	4,500	3,991,320

Illinois - 20.8%
Bolingbrook (Prerefunded)
FGIC Series 02A
5.375%, 1/01/38	5,000	5,549,300

Chicago (Prerefunded)
FGIC Series 00C
5.50%, 1/01/40 (c)	9,135	9,822,591
Chicago (Unrefunded)
FGIC Series 00C
5.50%, 1/01/40	5,450	5,459,428
FSA Series A
5.00%, 1/01/25	380	384,431
Chicago Arpt Rev (O’Hare Int’l Arpt)
XLCA Series 03B-1
5.25%, 1/01/34	4,860	4,248,758
Chicago Arpt Rev (O’Hare Int’l Arpt) AMT
MBIA Series A
5.375%, 1/01/32 (b)	15,000	11,659,800
Chicago Hsg Agy SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02B
6.00%, 10/01/33 (d)	410	398,200
Chicago Incr Alloc (Diversey/Narragansett Redev Proj)
7.46%, 2/15/26	1,880	1,489,167
Chicago Sales Tax Rev
FGIC Series 98
5.25%, 1/01/28	5,710	5,724,275
Cook Cnty Sch Dist
FSA Series 04
5.00%, 12/01/20 (e)	2,000	2,108,380
Gilberts Spl Svc Area No 15 Spl Tax (Gilberts Town Ctr Proj)
Series 03
6.00%, 3/01/28	2,766	1,848,601
Hampshire Spl Svc Area No 14
5.80%, 3/01/26	1,845	1,218,586
Illinois Fin Auth (Illinois Inst of Technology)
Series 06A
5.00%, 4/01/31	1,250	882,487
Illinois Fin Auth (Loyola Univ Chicago)
XLCA Series 04A
5.00%, 7/01/24	1,495	1,482,263
Manhattan (No 04-1 Brookstone Springs Proj)
Series 05
5.875%, 3/01/28	1,856	1,234,667
Metro Pier & Expo Auth (McCormick Place)
MBIA Series 02A
5.25%, 6/15/42	5,500	5,314,980

Univ of Illinois
FSA Series 07A
5.25%, 10/01/26 (a)	10,800	10,821,600

		69,647,514

Indiana - 5.3%
Hendricks Cnty Bldg Fac Corp.
Series 04
5.50%, 7/15/21	1,045	1,106,174
Hendricks Cnty Bldg Fac Corp. (First Mtg)
Series 04
5.50%, 7/15/22	1,105	1,166,029
Indiana Dev Fin Auth (Inland Steel)
Series 97
5.75%, 10/01/11	2,925	2,798,611
Indiana HFA SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02
5.55%, 7/01/32	1,630	1,397,986
Indianapolis Pub Impr Bond Bank (Prerefunded)
MBIA Series 2A
5.25%, 7/01/33	10,000	11,312,600

		17,781,400

Iowa - 0.2%
Coralville Urban Rev Tax Incr
Series 07C
5.00%, 6/01/18	260	262,806
Iowa Fin Auth SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02
5.40%, 7/01/32	340	285,110

		547,916

Kansas - 0.3%
Lenexa Hlth Care Fac (Lakeview Village Inc.)
5.25%, 5/15/22	1,395	935,933

Louisiana - 4.5%
Louisiana Agriculture Fin Auth
5.25%, 9/15/17	4,270	3,807,602
Louisiana HFA SFMR (Mtg Rev) Amt
GNMA/ FNMA Series 02C
5.60%, 6/01/33 (d)	935	906,034
New Orleans
MBIA
5.00%, 3/01/18	2,285	2,145,021
5.25%, 12/01/20	1,000	950,850

MBIA Series 05
5.00%, 12/01/29	2,700	2,129,787
RADIAN Series A
5.00%, 12/01/22	5,875	5,176,462

		15,115,756

Massachusetts - 4.7%
Massachusetts (Prerefunded)
Series 02C
5.25%, 11/01/30	7,000	7,869,890
Massachusetts HEFA (Berkshire Hlth Sys)
RADIAN Series 01E
5.70%, 10/01/25	2,000	1,592,880
Massachusetts HEFA (Cape Cod Hlthcare)
RADIAN Series 01C
5.25%, 11/15/31	2,100	1,293,684
Massachusetts HEFA (Tufts New England Med Ctr)
MBIA Series 93
5.38%, 7/01/18	2,900	2,868,274
Massachusetts HFA MFHR (Rental Rev)
AMBAC Series 95E
6.00%, 7/01/41	1,740	1,564,173
Massachusetts HFA MFHR (Rental Rev) AMT
MBIA Series 00H
6.65%, 7/01/41	540	542,106

		15,731,007

Michigan - 6.3%
Detroit Swr Disp Rev
MBIA
5.25%, 7/01/22	5,000	4,837,600
Kent Hosp Fin Auth (Metro Hosp Proj)
Series 05A
5.75%, 7/01/25	1,080	790,722
Michigan Hosp Fin Auth (Trinity Hlth)
Series 00A
6.00%, 12/01/27	3,000	2,984,670
Michigan Strategic Fund Hlth Fac (Detroit Edison) AMT
XLCA Series 02C
5.45%, 12/15/32	5,000	3,891,500
Plymouth Ed Ctr Pub Sch (Academy Rev)
Series 05
5.125%, 11/01/23	2,140	1,533,396

Saginaw Hosp Fin Auth (Covenant Med Ctr)
Series 00F
6.50%, 7/01/30	7,185	6,951,056

		20,988,944

Minnesota - 0.5%
Shakopee Hlth Care Fac (St Francis Regl Med Ctr)
Series 04
5.10%, 9/01/25	1,200	990,648
St. Paul Hsg & Redev Auth (Hltheast Proj)
Series 05
6.00%, 11/15/25	1,000	760,240

		1,750,888

Mississippi - 1.2%
Adams Cnty PCR (Int’l Paper Co.) AMT
Series 99
6.25%, 9/01/23	1,000	697,660
Gulfport Hosp Fac Rev (Mem Hosp at Gulfport Proj)
Series 01A
5.75%, 7/01/31	4,000	3,443,400

		4,141,060

Missouri - 1.0%
Kansas City (Downtown Arena Proj)
Series 08C
5.00%, 4/01/28	2,000	1,909,680
Missouri SFMR (Mtg Rev) AMT
GNMA/ FNMA Series 02A-1
5.58%, 9/01/32 (d)	950	934,391
Riverside IDA (Riverside Horizons Proj)
ACA Series 07A
5.00%, 5/01/27	600	468,222

		3,312,293

Nevada - 8.2%
Carson City Hosp Rev (Carson-Tahoe Hosp Proj)
RADIAN Series 03A
5.00%, 9/01/23	4,700	3,315,004
Clark Cnty Arpt Rev (Prerefunded)
FGIC Series 01B
5.25%, 7/01/34	11,920	12,979,211
Nevada Dept Business & Indl (Las Vegas Monorail Proj)
AMBAC Series 00
5.625%, 1/01/32	6,720	3,305,971

Reno Cap Impr Rev (Prerefunded)
FGIC Series 02
5.375%, 6/01/32	4,710	5,316,083
Reno Cap Impr Rev (Unrefunded)
FGIC Series 02
5.375%, 6/01/32	2,790	2,595,621

		27,511,890

New Hampshire - 1.6%
New Hampshire HEFA (Covenant Hlth)
Series 04
5.375%, 7/01/24	820	735,220
New Hampshire HEFA (Covenant Med Ctr) (Prerefunded)
Series 02
6.125%, 7/01/31 (c)	4,200	4,758,684

		5,493,904

New Jersey - 1.8%
Morris-Union Jointure Comnty COP
RADIAN Series 04
5.00%, 5/01/24	7,185	5,612,778
New Jersey EDA (New Jersey St Contract)
Series 05
5.25%, 3/01/25	500	502,040

		6,114,818

New Mexico - 0.1%
Dona Ana Cnty Tax Rev
AMBAC Series 03
5.25%, 5/01/25	500	483,000

New York - 5.5%
New York City
Series 06J
5.00%, 6/01/22	1,160	1,181,274
New York City
Series 04G
5.00%, 12/01/23	1,600	1,612,752
New York St Dorm Auth (Personal Income Tax)
5.00%, 3/15/26 (a)	7,000	7,117,530
New York St Enviro Fac Corp. (Revolving Funds - NYC Muni Wtr)
5.00%, 6/15/24 - 6/15/27 (a)	7,000	7,131,425
New York St HFA (Econ Dev & Hsg)
FGIC Series 05A
5.00%, 9/15/25	300	302,814

Ulster Cnty IDA (Kingston Regl Sr Living Corp.-Woodland Pond at New Patlz Proj)
6.00%, 9/15/27	1,775	1,225,354

		18,571,149

North Carolina - 1.2%
Charlotte Arpt Rev
MBIA Series 04A
5.25%, 7/01/24	2,895	2,905,654
Iredell Cnty COP
FSA Series 08
5.25%, 6/01/22	1,080	1,173,636

		4,079,290

North Dakota - 1.1%
North Dakota HFA SFMR (Mtg Rev) AMT
Series 02
5.65%, 1/01/34	1,020	899,814
Series 98E
5.25%, 1/01/30	1,150	1,109,704
Ward Cnty Hlth Care Fac (Trinity Hlth)
5.125%, 7/01/18 - 7/01/20	2,075	1,641,836

		3,651,354

Ohio - 3.3%
Cleveland Cuyahoga Port Auth (Univ Heights Ohio-Pub Parking Proj)
Series 01
7.35%, 12/01/31	5,000	3,842,100
Cuyahoga Cnty Hosp Fac (Univ Hosp Hlth)
Series 00
7.50%, 1/01/30	2,400	2,051,256
Fairfield Cnty Hosp Rev (Fairfield Med Ctr Proj)
RADIAN Series 03
5.00%, 6/15/22 - 6/15/24	5,210	3,659,879
Port Auth of Columbiana Cnty SWFR (Apex Enviro LLC) AMT
Series 04A
7.125%, 8/01/25	1,840	1,536,087

		11,089,322

Oregon - 1.1%
Forest Grove Rev (Ref & Campus Impr Pacific Proj A)
RADIAN Series 05A
5.00%, 5/01/28	4,760	3,702,709

Pennsylvania - 3.1%
Allegheny Cnty Hosp Dev Auth (West Pennsylvania Hlth Sys)
5.00%, 11/15/28	4,800	2,589,648
Allegheny Cnty IDA (Residential Reserves Inc Proj)
5.00%, 9/01/21	500	407,095

Montgomery Cnty IDA (Whitemarsh Continuing Care Ret Comnty)
6.00%, 2/01/21	875	624,934
Pennsylvania EDA (30th St Station) AMT
ACA Series 02
5.875%, 6/01/33	4,100	3,122,396
Pennsylvania Trpk Transp Rev (Prerefunded)
AMBAC Series 01
5.00%, 7/15/41	2,000	2,205,740
Philadelphia IDA (Leadership Learning Partners)
Series 05A
5.25%, 7/01/24	1,150	821,249
Wilkes-Barre Fin Auth (Wilkes Univ Proj)
5.00%, 3/01/22	990	766,597

		10,537,659

Puerto Rico - 2.5%
Puerto Rico (Pub Impr)
5.25%, 7/01/23	2,625	2,374,024
Series 01A
5.50%, 7/01/19	1,705	1,653,526
Series 03A
5.25%, 7/01/23	500	449,120
Puerto Rico Govt Dev Bank (Sr Notes)
Series 06B
5.00%, 12/01/15	1,000	951,530
Puerto Rico Pub Bldg Auth
Series N
5.50%, 7/01/22	3,370	3,125,540

		8,553,740

Rhode Island - 1.6%
Rhode Island Hlth & Ed Bldg Corp. (Times 2 Academy)
Series 04
5.00%, 12/15/24	5,845	5,390,843

South Carolina - 3.0%
Charleston Cnty Sch Dist
5.25%, 12/01/30	2,000	1,931,820
Dorchester Cnty Sch Dist No 2
ASSURED GTY
5.00%, 12/01/29	1,600	1,512,112

Newberry Investing in Childrens Ed (Newberry Cnty Sch Dist Proj)
ASSURED GTY Series 05
5.00%, 12/01/27	5,450	5,287,917
Series 05
5.00%, 12/01/30	550	429,995
Scago Ed Fac Corp. (Calhoun Sch Dist)
RADIAN
5.00%, 12/01/21	1,000	934,370

		10,096,214

Tennessee - 4.8%
Ed Loan Rev (Ed Funding of South) AMT
Series 97A
6.20%, 12/01/21	8,985	8,984,371
Sullivan Cnty Hlth Ed (Wellmont Hlth Sys)
Series 06C
5.00%, 9/01/22	1,760	1,213,362
5.25%, 9/01/26	725	477,267
Tennessee Energy Acquisition Corp.
Series A
5.25%, 9/01/22	5,000	3,810,000
Tennessee Energy Acquisition Corp. (Prepaid Gas)
Series A
5.25%, 9/01/21	2,000	1,547,160

		16,032,160

Texas - 32.6%
Bexar Cnty Hlth Fac Dev Corp.
5.00%, 7/01/27	525	341,906
Bexar Cnty Hsg Fin Corp MFHR (Doral Club & Sutton House Apts)
MBIA Series 01A
5.55%, 10/01/36 (b)	14,425	9,706,582
Camino Real Regl Mobility Auth
5.00%, 2/15/22	480	481,459
Series 2008
5.00%, 8/15/21	1,210	1,218,095
Dallas Independent Sch Dist
Series 08
6.00%, 2/15/28	2,500	2,725,350
Dallas-Fort Worth Arpt Rev (Fort Worth Int’l Arpt) AMT
MBIA Series 03A
5.25%, 11/01/25	2,000	1,771,280
Dallas-Fort Worth Arpt Rev (Fort Worth Int’l Arpt)
FGIC Series 01
5.50%, 11/01/35	6,500	5,479,760

Dripping Springs Independent Sch Dist
Series 08
5.125%, 2/15/28	5,715	5,852,789
Frisco
FGIC
5.00%, 2/15/23	3,220	3,363,419
Garza Cnty Pub Fac Corp.
5.50%, 10/01/19	865	742,326
Gulf Coast Waste Disp Auth (Anheuser-Busch Proj) AMT
Series 02
5.90%, 4/01/36	9,000	6,869,070
Harris Cnty Toll Road Rev (Prerefunded)
FSA Series 02
5.125%, 8/15/32	7,500	8,486,775
Hidalgo Cnty Hlth Svc (Mission Hosp Inc Proj)
Series 05
5.00%, 8/15/14 - 8/15/19	1,090	914,404
Lewisville Combination Contract (Spl Assmt Cap Impt Dist No 2)
ACA Series 05
6.00%, 10/01/25	1,100	721,666
Lower Colorado River Auth (Prerefunded)
AMBAC Series 03
5.25%, 5/15/25	125	144,474
MBIA
5.00%, 5/15/31	30	34,431
MBIA Series 02A
5.00%, 5/15/31	10	11,477
Lower Colorado River Auth (Unrefunded)
AMBAC Series 03
5.25%, 5/15/25	1,675	1,656,809
MBIA
5.00%, 5/15/31	1,460	1,290,144
Matagorda Cnty Rev (Centerpoint Energy Houston Elec LLC)
Series 04
5.60%, 3/01/27 (d)(e)	2,000	1,590,320
Richardson Hosp Auth (Richardson Regl Med Ctr)
FSA Series 04
5.875%, 12/01/24	3,465	2,629,311
Series 04
6.00%, 12/01/19	2,745	2,265,147

San Antonio Arpt Rev AMT
FGIC Series 02A
5.25%, 7/01/27	5,250	4,332,090
Seguin Hgr Ed Auth (Texas Lutheran Univ Proj)
Series 04
5.25%, 9/01/28 - 9/01/33	2,250	1,579,587
Texas
Series 05
5.00%, 4/01/28	8,000	8,033,120
Texas AMT
Series 02A
5.50%, 8/01/41	9,470	7,857,070
Texas Transp Commission
Series 07
5.00%, 4/01/23 (a)	20,600	21,712,812
Univ of Texas
Series 08A
5.25%, 8/15/22	6,825	7,495,420

		109,307,093

Utah - 0.4%
Utah Hsg Corp MFHR (Bluffs Apts Proj) AMT
GNMA Series 02A
5.60%, 7/20/30	1,480	1,354,378

Virginia - 1.8%
Fauquier Cnty IDA (Fauquier Hosp)
RADIAN Series 02
5.25%, 10/01/31	8,500	6,057,525

Washington - 3.5%
King Cnty Swr Rev
FSA Series 02A
5.25%, 1/01/32	3,000	3,012,690
Twenty-Fifth Ave Ppty (Univ of Washington)
MBIA Series 02
5.25%, 6/01/33	9,750	8,607,983

		11,620,673

Wisconsin - 6.6%
Wisconsin
Series 03
5.00%, 11/01/26	3,700	3,470,563
Wisconsin HEFA (Bell Tower Residence Proj)
FHLB Series 05
5.00%, 7/01/25	1,000	908,460
Series 05
5.00%, 7/01/20	1,785	1,752,977

Wisconsin HEFA (Ministry Hlth Care)
MBIA Series 02A
5.25%, 2/15/32 (b)	13,615	10,623,240
Wisconsin Hsg & EDA SFMR (Mtg Rev) AMT
MBIA Series A
5.60%, 5/01/33	4,870	4,302,499
Series 02A
5.50%, 9/01/32	1,130	1,134,678

		22,192,417

Total Long-Term Municipal Bonds (cost $678,431,467)		610,328,544

Short-Term Municipal Notes - 1.9%
Alaska - 0.2%
Valdez Ak Frn Dd
0.30%, 12/01/33 (f)	600	600,000

Colorado - 0.6%
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
Series A-13
0.40%, 5/01/38 (f)	1,100	1,100,000
Colorado Ed & Cultural Fac Auth (Natl Jewish Fed Bd Prog)
0.65%, 9/01/33 (f)	600	600,000
Colorado Ed & Cultural Fac Auth (YMCA of the Rockies)
Series 2008
0.40%, 10/01/38 (f)	300	300,000

		2,000,000

Florida - 0.3%
Pinellas Cnty Hlth Fac Auth (Bayfront Hosp)
Series 2006A
0.47%, 7/01/36 (f)	1,000	1,000,000

New Jersey - 0.0%
Camden Cnty Impr Auth (Harvest Village Proj)
Series 1999
0.35%, 7/01/29 (f)	195	195,000

New York - 0.8%
New York City Muni Wtr Fin Auth
1.00%, 6/15/32 (f)	2,600	2,600,000

Total Short-Term Municipal Notes (cost $6,395,000)		6,395,000

Total Investments - 183.8% (cost $684,826,467) (g)		616,723,544
Other assets less liabilities - (11.6)%		(38,859,867)
Preferred Stock at redemption value - (72.2)%		(242,225,000)

Net Assets Applicable to Common Shareholders - 100.0% (h)		$335,638,677

INTEREST RATE SWAP TRANSACTIONS

			Rate Type
Swap Counterparty	Notional Amount (000)	Termination Date	Payments made by the Portfolio	Payments received by the Portfolio		Unrealized Appreciation/ (Depreciation)
Goldman Sachs	$47,500	12/15/11	1.828%	SIFMA	*	$178,922
JP Morgan Chase	47,500	9/18/10	2.080%	SIFMA	*	(567,255)
JP Morgan Chase	47,500	11/20/10	1.855%	SIFMA	*	(501,238)
Merrill Lynch	3,000	7/30/26	4.090%	SIFMA	*	(342,127)
Merrill Lynch	6,500	8/09/26	4.063%	SIFMA	*	(759,194)
Merrill Lynch	7,100	11/15/26	4.377%	SIFMA	*	(1,137,809)

(a)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(b)	Position, or portion thereof, has been segregated to collateralize tender option bonds.
(c)	Position, or a portion thereof, has been segregated to collateralize interest rate swaps.
(d)	Variable rate coupon, rate shown as of January 31, 2009.
(e)	Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.
(f)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(g)	As of January 31, 2009, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $14,205,172 and gross unrealized depreciation of investments was $82,308,095, resulting in net unrealized depreciation of $68,102,923.
(h)	Portfolio percentages are calculated based on net assets applicable to common shareholders.
*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA).

As of January 31, 2009, the Portfolio held 89% of net assets in insured bonds (of this amount 20% represents the Portfolio’s holding in pre-refunded insured bonds). 27% of the Portfolio’s insured bonds were insured by MBIA.

Glossary:

ACA	- ACA Capital
AMBAC	- American Bond Assurance Corporation
AMT	- Alternative Minimum Tax (subject to)
ASSURED GTY	- Assured Guaranty
CDD	- Community Development District
CFD	- Community Facilities District
COP	- Certificate of Participation

EDA	- Economic Development Agency
FGIC	- Financial Guaranty Insurance Company
FHLB	- Federal Home Loan Bank
FNMA	- Federal National Mortgage Association
FSA	- Financial Security Assurance Inc.
GNMA	- Government National Mortgage Association
HEFA	- Health & Education Facility Authority
HFA	- Housing Finance Authority
HFC	- Housing Finance Corporation
IDA	- Industrial Development Authority/Agency
IDR	- Industrial Development Revenue
MBIA	- Municipal Bond Investors Assurance
MFHR	- Multi-Family Housing Revenue
PCR	- Pollution Control Revenue Bond
RADIAN	- Radian Group, Inc.
SFMR	- Single Family Mortgage Revenue
SWFR	- Solid Waste Facility Revenue
XLCA	- XL Capital Assurance Inc.

FINANCIAL ACCOUNTING STANDARDS NO. 157

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective November 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2009:

Level	Investments in Securities			Other Financial Instruments*
Level 1	$	– 0	–	$	– 0	–
Level 2		616,723,544			– 0	–
Level 3		– 0	–		(3,128,701)

Total		$616,723,544			$(3,128,701)

*	Other financial instruments are derivative instruments not reflected in the portfolio of investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation / depreciation on the instrument.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments In Securities			Other Financial Instruments
Balance as of 11/1/2008	$	– 0	–	$(840,937)
Accrued discounts /premiums		– 0	–	– 0	–
Realized gain (loss)		– 0	–	– 0	–*
Change in unrealized appreciation/depreciation		– 0	–	(2,287,764)
Net purchases (sales)		– 0	–	– 0	–
Net transfers in and/or out of Level 3		– 0	–	– 0	–

Balance as of 1/31/09	$	– 0	–	$(3,128,701)

Net change in unrealized appreciation/depreciation from Investments still held as of 01/31/2009	$	– 0	–	$(2,287,764)

*	The realized gain (loss) recognized during the period ended 01/31/2009 for other financial instruments was $0.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein National Municipal Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 27, 2009

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 27, 2009